Financial Assets and Liabilities - Summary of Carrying in Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 45,659,037	R$ 42,249,460	R$ 29,052,215
Brazilian reais (R$) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	23,304,742	17,022,405
U.S. dollar (U.S.$) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	21,806,154	24,551,500
British pound (GBP) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	451,824	569,352
Euro (EUR) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 96,317	R$ 106,203